UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1998

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [    ] is a restatement.
                                  [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Schwerin Boyle Capital Management, Inc.
Address:  1391 Main Street
          Springfield, MA  01103

13F File Number: 28-4834

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     M. Eleanor Murphy
Title:    Vice President
Phone:    413-784-0990

Signature, Place, and Date of Signing:

/s/ M. Eleanor Murphy, Springfield, MA, February 11, 1999

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT.

[   ] 13F NOTICE.

[   ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             -0-

Form 13F Information Table Entry Total:        24

Form 13F Information Table Value Total:  $241,179

List of Other Included Managers:

None

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
FORM 13F INFORMATION TABLE

                                   TITLE              VALUE     SHARES  SH/  PUT/  INVSTMT OTH  VOTING AUTHORITY
NAME OF ISSUER                    OF CLASS CUSIP     (X$1000)  PRN/AMT  PRN  CALL  DSCRETN MGRS SOLE SHARED NONE

American Management Systems, Inc.    COM   027352103  26312     657800   SH         SOLE        50000       607800
Ametek, Inc.                         COM   031100100   6505     291550   SH         SOLE        26800       264750
Atwood Oceanics, Inc.                COM   050095108   5664     333175   SH         SOLE        18000       315175
Cathay Bancorp                       COM   149150104  12111     295397   SH         SOLE        25100       270297
Chateau Communities                  COM   161739107  18788     640972   SH         SOLE        48500       592472
Dover Downs Entertainment, Inc.      COM   260086103   3339     276800   SH         SOLE                    276800
Equity Office Properties Trust       COM   294741103   6917     288200   SH         SOLE        22000       266200
Federal Home Loan Mtg. Corp.         COM   313400301  20288     314840   SH         SOLE        23000       291840
First Data Corporation               COM   319963104  16118     505650   SH         SOLE        39500       466150
GBC Bancorp                          COM   361475106   5194     201700   SH         SOLE                    201700
Helmerich & Payne, Inc.              COM   423452101    194      10000   SH         SOLE                     10000
International Speedway Corp.'B       COM   460335102   3986      98425   SH         SOLE         7500        90925
Leucadia National Corp.              COM   527288104   3320     105412   SH         SOLE                    105412
Littelfuse, Inc.                     COM   537008104   9799     509050   SH         SOLE        30000       479050
Mercury General Corp.                COM   589400100  16510     376850   SH         SOLE        31000       345850
Mestek, Inc.                         COM   590829107   7139     356925   SH         SOLE        33300       323625
National Golf Properties, Inc.       COM   63623G109  26603     919325   SH         SOLE        65500       853825
New South Africa Fd., Inc.           COM   64880R101    588      64000   SH         SOLE        20000        44000
Penske Motorsports, Inc.             COM   709598106  10154     381375   SH         SOLE        33900       347475
Post Properties, Inc.                COM   737464107   4190     109000   SH         SOLE         7000       102000
Sun Communities                      COM   866674104   8417     241790   SH         SOLE        17700       224090
Superior National Insurance          COM   868224106   2423     120750   SH         SOLE         5000       115750
Valassis Communications, Inc.        COM   918866104  20006     387525   SH         SOLE        27000       360525
Wells Fargo & Co.                    COM   949740104   6614     165600   SH         SOLE         9000       156600